Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Non-cash Investing Activities
a.	Non-cash investing activities

In addition to other notes, the Group entered into the following non-cash investing activities which were not reflected in the consolidated statements of cash flows

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$23,677,682	$39,092,238	$63,073,887	$2,108,789

Increase in other non-current assets	$90,560	$402,255	$68,560	$2,292
Decrease (increase) in other payables	982,260	1,942,259	(6,254,579)	(209,113)
Capitalized borrowing costs	(51,262)	(50,309)	(77,715)	(2,598)

	$24,699,240	$41,386,443	$56,810,153	$1,899,370

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$1,487,334	$1,133,435	$441,444	$14,759
Decrease (increase) in other receivables	876	(5,791)	7,495	251

	$1,488,210	$1,127,644	$448,939	$15,010

Payments for investment properties
Purchase of investment properties	$186,535	$125,853	$2,532	$85
Capitalized borrowing costs	(13)	(89)	—	—

	$186,522	$125,764	$2,532	$85

Payments for other intangible assets
Purchase of other intangible assets	$277,825	$537,659	$1,350,908	$45,166
Decrease in other payables	60,159	40,106	60,160	2,011

	$337,984	$577,765	$1,411,068	$47,177

Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries	$7,046,464	$—	$—	$—
Increase in other payables	3,552	—	—	—
Cash and cash equivalents disposed of	(29,133)	—	—	—

	$7,020,883	$—	$—	$—

Change in Liabilities Arising From Financing Activities
b.	Changes in liabilities arising from financing activities

For the year ended December 31, 2017

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2017	$20,955,522	$36,999,903	$53,115,563	$111,070,988
Financing cash flows	(2,038,993)	(1,123,972)	(16,473,381)	(19,636,346)
Non-cash changes
Bonds conversion	—	(11,650,369)	—	(11,650,369)
Amortization of issuance cost	—	319,463	5,790	325,253
Effects of foreign currency exchange	(954,058)	(1,402,245)	(1,241,344)	(3,597,647)

Balance at December 31, 2017	$17,962,471	$23,142,780	$35,406,628	$76,511,879

For the year ended December 31, 2018

	Short-term Borrowings	Bonds Payable	Long-term Borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2018	$17,962,471	$23,142,780	$35,406,628	$76,511,879
Net financing cash flows	22,327,813	(6,185,600)	85,510,959	101,653,172
Non-cash changes
Acquisition through business combinations (Note 30)	3,619,858	4,457,191	16,080,125	24,157,174
Bonds conversion	—	(4,457,191)	—	(4,457,191)
Reclassification for the application of IFRS 9	(1,301,994)	—	—	(1,301,994)
Amortization of issuance cost	—	28,756	188,217	216,973
Effects of foreign currency exchange	655,321	—	712,400	1,367,721

Balance at December 31, 2018	$43,263,469	$16,985,936	$137,898,329	$198,147,734

For the year ended December 31, 2019

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2019	$47,163,103	$16,985,936	$137,898,329	$—	$202,047,368
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	6,084,729	6,084,729
Adjusted balance at January 1, 2019	47,163,103	16,985,936	137,898,329	6,084,729	208,132,097
Net financing cash flows	(4,683,142)	19,279,033	1,144,731	(636,556)	15,104,066
Interest under operating activities	—	—	—	1,766	1,766
Non-cash changes
Lease liabilities	—	—	—	536,216	536,216
Acquisition through business combinations (Note 30)	656,820	245,664	1,523,968	81,649	2,508,101
Amortization of issuance cost	—	11,522	189,151	—	200,673
Lease modifications	—	—	—	(239,321)	(239,321)
Reclassification of borrowings from short-term to long-term	(1,499,000)	—	1,499,000	—	—
Effects of foreign currency exchange	(1,065,452)	—	(1,176,581)	(19,559)	(2,261,592)

Balance at December 31, 2019	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2019	$1,576,834	$567,902	$4,610,442	$—	$6,755,178
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	203,435	203,435
Adjusted balance at January 1, 2019	1,576,834	567,902	4,610,442	203,435	6,958,613
Net financing cash flows	(156,574)	644,568	38,272	(21,282)	504,984
Interest under operating activities	—	—	—	59	59
Non-cash changes
Lease liabilities	—	—	—	17,928	17,928
Acquisition through business combinations (Note 30)	21,960	8,213	50,952	2,730	83,855
Amortization of issuance cost	—	385	6,324	—	6,709
Lease modifications	—	—	—	(8,002)	(8,002)
Reclassification of borrowings from short-term to long-term	(50,117)	—	50,117	—	—
Effects of foreign currency exchange	(35,622)	—	(39,338)	(654)	(75,614)

Balance at December 31, 2019	$1,356,481	$1,221,068	$4,716,769	$194,214	$7,488,532